UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Saba Closed-End Funds ETF (CEFS)

Semi-Annual Report

May 31, 2024
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2024 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.sabaetf.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. (the “Cboe” or the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	May 31, 2024 (Unaudited)
	Number of Shares	Value
CLOSED-END FUNDS — 120.7%
EQUITY — 57.5%
abrdn Emerging Markets Equity Income Fund Inc.	5,932	$30,490
abrdn Global Dynamic Dividend Fund	4,821	45,992
abrdn Global Infrastructure Income Fund(a)	284,626	5,336,738
abrdn Healthcare Investors	180,678	2,992,028
abrdn Life Sciences Investors	266,995	3,556,373
abrdn Total Dynamic Dividend Fund	135,557	1,114,279
Adams Diversified Equity Fund, Inc.(a)	548,565	11,212,669
Adams Natural Resources Fund, Inc.	201	4,752
Allspring Global Dividend Opportunity Fund	55,071	264,892
ASA Gold and Precious Metals Ltd.	575,128	10,576,604
BlackRock Enhanced Global Dividend Trust	48,203	500,347
BlackRock Health Sciences Term Trust(a)	191,058	2,917,456
BlackRock Innovation and Growth Term Trust(a)	2,325,655	17,349,386
BlackRock Science and Technology Term Trust	177,341	3,495,391
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	378,834	15,986,795
ClearBridge MLP & Midstream Total Return Fund, Inc.(a)	194,411	8,295,517
Clough Global Equity Fund	11	72
First Trust Specialty Finance and Financial Opportunities Fund	48,264	185,816
Gabelli Dividend & Income Trust (The)	145,853	3,288,985
Gabelli Healthcare & WellnessRx Trust (The)	56,927	547,638
GAMCO Natural Resources Gold & Income Trust	42,277	230,832
General American Investors Co., Inc.	15,613	751,766
John Hancock Hedged Equity & Income Fund	3,969	41,357
Lazard Global Total Return and Income Fund, Inc.	122,798	2,007,747
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
EQUITY (Continued)
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	34,820	$257,320
MainStay CBRE Global Infrastructure Megatrends Term Fund(a)	510,491	6,646,593
Mexico Equity and Income Fund, Inc. (The)	1,943	20,674
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	13,272	102,725
Neuberger Berman Next Generation Connectivity Fund, Inc.(a)	720,300	8,737,239
Nuveen Dow 30sm Dynamic Overwrite Fund	1,856	25,798
Nuveen Real Asset Income and Growth Fund	283,465	3,276,855
Principal Real Estate Income Fund(a)	125,444	1,256,949
Royce Micro-Capital Trust, Inc.	36	349
Taiwan Fund, Inc. (The)*	7,184	286,211
Tortoise Energy Independence Fund, Inc.(a)	12,440	422,716
Tortoise Energy Infrastructure Corp.	2,344	78,547
Tortoise Midstream Energy Fund, Inc.(a)	33,037	1,332,713
Tortoise Pipeline & Energy Fund, Inc.	4,994	173,292
Voya Emerging Markets High Dividend Equity Fund(a)	176,295	923,786
Voya Global Advantage and Premium Opportunity Fund	32,066	281,860
Voya Infrastructure Industrials and Materials Fund(a)	96,712	1,019,344
		115,576,893

FIXED INCOME — 52.0%
AllianceBernstein National Municipal Income Fund, Inc.	217,358	2,334,425
BlackRock California Municipal Income Trust(a)	585,715	6,765,008
BlackRock ESG Capital Allocation Term Trust(a)	2,048,168	36,232,092
BlackRock MuniHoldings California Quality Fund, Inc.	1,035	11,106

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Continued)	May 31, 2024 (Unaudited)
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	221	$2,455
BlackRock MuniHoldings New York Quality Fund, Inc.	516	5,449
BlackRock MuniVest Fund II, Inc.	148	1,564
BlackRock MuniYield Michigan Quality Fund, Inc.	143	1,582
BlackRock MuniYield New York Quality Fund, Inc.	1,326	13,645
BlackRock MuniYield Pennsylvania Quality Fund	12,755	151,529
BlackRock MuniYield Quality Fund II, Inc.	11	109
BlackRock New York Municipal Income Trust	167	1,759
BlackRock Virginia Municipal Bond Trust	173	1,849
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	36,614	370,534
BNY Mellon Municipal Income, Inc.	125,236	844,091
BNY Mellon Strategic Municipal Bond Fund, Inc.	119,846	681,924
BNY Mellon Strategic Municipals, Inc.	182,277	1,080,903
Brookfield Real Assets Income Fund, Inc.	12,848	164,454
Destra Multi-Alternative Fund	267,238	2,009,630
DWS Municipal Income Trust	1,653	15,439
DWS Strategic Municipal Income Trust(a)	151,798	1,440,563
Eaton Vance California Municipal Bond Fund(a)	323,048	3,026,960
Eaton Vance California Municipal Income Trust	84,545	891,096
Eaton Vance New York Municipal Bond Fund(a)	535,515	5,119,523
Ellsworth Growth and Income Fund Ltd.(a)	186,638	1,509,901
Federated Hermes Premier Municipal Income Fund	125,047	1,388,022
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	7,345	61,551
Flaherty & Crumrine Total Return Fund, Inc.	875	13,431
Invesco Advantage Municipal Income Trust II	35,382	303,931
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Invesco California Value Municipal Income Trust	51,235	$515,936
Invesco Municipal Opportunity Trust	31,477	307,530
Invesco Municipal Trust	56,616	550,874
Invesco Pennsylvania Value Municipal Income Trust	157,131	1,629,448
Invesco Trust For Investment Grade Municipals	134,350	1,326,034
Invesco Trust for Investment Grade New York Municipals	214,320	2,323,229
MFS High Income Municipal Trust	168,340	600,132
MFS High Yield Municipal Trust	69,825	228,677
MFS Investment Grade Municipal Trust	18,446	137,238
MFS Municipal Income Trust	958	4,962
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	590,194	2,803,421
Neuberger Berman Municipal Fund, Inc.	94,812	971,823
New America High Income Fund, Inc. (The)	79,120	571,246
Nuveen AMT-Free Municipal Credit Income Fund	99	1,166
Nuveen AMT-Free Quality Municipal Income Fund	925	10,055
Nuveen Arizona Quality Municipal Income Fund	945	10,093
Nuveen California Quality Municipal Income Fund	2,771	30,315
Nuveen Core Plus Impact Fund(a)	478,485	5,024,093
Nuveen Massachusetts Quality Municipal Income Fund	150	1,587
Nuveen Missouri Quality Municipal Income Fund	884	8,796
Nuveen Municipal Credit Income Fund	41,440	493,965
Nuveen New Jersey Quality Municipal Income Fund(a)	326,256	3,781,307
Nuveen New York Quality Municipal Income Fund	357	3,802
Nuveen Pennsylvania Quality Municipal Income Fund(a)	347,696	4,015,889
Nuveen Quality Municipal Income Fund	89,943	1,010,959

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Continued)	May 31, 2024 (Unaudited)
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Nuveen Variable Rate Preferred & Income Fund	100,701	$1,773,345
PIMCO California Municipal Income Fund II	59,623	338,062
PIMCO Dynamic Income Strategy Fund	219,208	4,625,289
PIMCO New York Municipal Income Fund II	5,606	40,307
PIMCO New York Municipal Income Fund III	753	4,322
Pioneer Municipal High Income Advantage Fund, Inc.	133,747	1,065,964
Pioneer Municipal High Income Fund Trust	247,756	2,202,551
Pioneer Municipal High Income Opportunities Fund, Inc.(a)	99,973	1,124,696
Putnam Managed Municipal Income Trust	4,752	28,512
Saba Capital Income & Opportunities Fund II(a)(b)	652,730	2,513,011
Western Asset Intermediate Muni Fund, Inc.	4,947	37,845
		104,561,006

HYBRID — 11.2%
Allspring Utilities and High Income Fund	11,254	112,709
Bexil Investment Trust	16,706	221,020
BlackRock Capital Allocation Term Trust(a)	493,474	8,147,256
Calamos Long/Short Equity & Dynamic Income Trust	20,361	312,745
Ecofin Sustainable and Social Impact Term Fund(a)	181,675	2,126,506
Nuveen Multi-Asset Income Fund(a)	810,499	9,879,983
Thornburg Income Builder Opportunities Trust	18,815	300,287
Virtus Dividend Interest & Premium Strategy Fund	124,074	1,519,906
		22,620,412
TOTAL CLOSED-END FUNDS (Cost $215,991,390)		242,758,311
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.0%
EQUITY — 0.0%
FT Energy Income Partners Enhanced Income ETF	1	$19
TOTAL EXCHANGE-TRADED FUNDS (Cost $14)		19
TOTAL INVESTMENTS — 120.7% (Cost $215,991,404)		242,758,330
Liabilities in Excess of Other Assets — (20.7%)		(41,705,855)
TOTAL NET ASSETS — 100.0%		$201,052,475

*   Non-income producing security.

(a)  All or a portion of this security is pledged as collateral for borrowings. As of May 31, 2024, the aggregate value of those securities was $107,011,610, representing 53.2% of net assets.

(b)  Affiliated issuer.

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	May 31, 2024 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
S&P 500 E-Mini Future	June 2024	(34)	$(8,890,523)	$(9,002,350)	$(111,827)
CBOT 10-Year U.S. Treasury Note	September 2024	(249)	(27,142,590)	(27,090,422)	52,168
CBOT 5-Year U.S. Treasury Note	September 2024	(414)	(43,815,153)	(43,799,906)	15,247

TOTAL FUTURES CONTRACTS			$(79,848,266)	$(79,892,678)	$(44,412)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Saba Capital Income & Opportunities Fund II(a)	$3,612,515	$—	$(1,063,582)	$(76,533)	$40,611	$2,513,011	652,730	$160,690	$—

(a)  Effective January 1, 2024, Templeton Global Income Fund changed its name to Saba Capital Income & Opportunities Fund II as the Fund selected Saba Capital Management L.P. to serve as the new investment adviser of the Fund.

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SUMMARY OF INVESTMENTS	May 31, 2024 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Closed-End Funds
Equity	57.5%
Fixed Income	52.0%
Hybrid	11.2%
Total Closed-End Funds	120.7%
Exchange-Traded Funds
Equity	0.0%
Total Exchange-Traded Funds	0.0%
Total Investments	120.7%
Liabilities in Excess of Other Assets	(20.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2024 (Unaudited)
Saba Closed-End Funds ETF
Assets:
Unaffiliated investments, at value	$240,245,319
Affiliated investments, at value	2,513,011
Cash	844
Deposit at broker for futures contracts	1,660,918
Dividends receivable	158,081
Investment securities sold receivable	100,685
Total Assets	244,678,858

Liabilities:
Advisory fee payable	178,956
Credit Facility payable	41,384,373
Investment securities purchased payable	1,857,398
Variation margin on futures contracts	205,656
Total Liabilities	43,626,383

Net Assets	$201,052,475

Net Assets Consist of:
Paid-in capital	$175,758,725
Distributable earnings (loss)	25,293,750
Net Assets	$201,052,475

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,700,001
Net Asset Value, Offering and Redemption Price Per Share	$20.73
Unaffiliated investments, at cost	$213,318,391
Affiliated investments, at cost	$2,673,013

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
Saba Closed-End Funds ETF
For the Six Months Ended May 31, 2024 (Unaudited)
Investment Income:
Unaffiliated dividends	$7,847,581
Affiliated dividends	160,690
Total Investment Income	8,008,271

Expenses:
Advisory fees	950,327
Interest expense:
Line of credit	1,216,875
Total Expenses	2,167,202
Net Investment Income (Loss)	5,841,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(403,524)
Affiliated investments	(76,533)
Futures	1,361,322
Capital gain distributions from underlying funds	7,941
Net realized gain (loss)	889,206

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	20,348,583
Affiliated Investments	40,611
Futures	325,218
Net change in unrealized appreciation (depreciation)	20,714,412
Net realized and unrealized gain (loss)	21,603,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,444,687

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Saba Closed-End Funds ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$5,841,069	$2,926,845
Net realized gain (loss)	889,206	1,303,502
Change in net unrealized appreciation (depreciation)	20,714,412	10,155,349
Net Increase (Decrease) in Net Assets Resulting from Operations	27,444,687	14,385,696

Distributions to Shareholders:
Distributions	(8,017,035)	(4,325,763)
Return of capital	—	(7,391,723)
Total Distributions to Shareholders	(8,017,035)	(11,717,486)

Capital Share Transactions:
Proceeds from shares issued	36,334,075	49,483,528
Cost of shares redeemed	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,334,075	49,483,528

Total Increase (Decrease) in Net Assets	55,761,727	52,151,738

Net Assets:
Beginning of period	145,290,748	93,139,010
End of period	$201,052,475	$145,290,748

Change in Shares Outstanding:
Shares outstanding, beginning of period	7,850,001	5,100,001
Shares issued	1,850,000	2,750,000
Shares redeemed	—	—
Shares outstanding, end of period	9,700,001	7,850,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CASH FLOWS
Saba Closed-End Funds ETF
For the Six Months Ended May 31, 2024 (Unaudited)
Cash Flows from Operating Activities:
Net increase (decrease) in net assets from operations	$27,444,687

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchase of long-term portfolio investments	(65,516,609)
Proceeds from sales of long-term investments	10,701,036
Realized gain (loss) from security transactions	480,057
Change in unrealized appreciation/(depreciation) on investments	(20,389,194)
Decrease in investment securities sold	387,760
Decrease in dividends receivable	342,521
Decrease in investment securities purchased	(217,720)
Decrease in variation margin on futures contracts	373,890
Increase in advisory fee payable	57,166
Net cash provided by (used for) operating activities	(46,336,406)

Cash Flows from Financing Activities:
Proceeds from line of credit	74,474,723
Payments for line of credit	(55,495,796)
Dividend distributions paid	(8,017,035)
Payments for shares issued	36,334,075
Net cash provided by (used for) financing activities	47,295,967
Net increase (decrease) in Cash	959,561
Cash and Deposits at Broker – Beginning of year	702,201
Cash and Deposits at Broker – End of period	$1,661,762

Supplemental Disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$1,996
Deposit with broker
Futures contracts	$700,205
Short positions	$—
Line of credit	$—

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$844
Deposit with broker
Futures contracts	$1,660,918
Short positions	$—
Line of credit	$—

Supplemental Disclosure for Non-Cash Financing Activities
Cash paid for line of credit interest expense	$1,216,875

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Saba Closed-End Funds ETF Selected Per Share Data	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
			2023	2022	2021	2020		2019
Net Asset Value, beginning of period	$18.51		$18.26	$20.91	$19.37	$20.05		$18.68

Investment Activities
Net investment income (loss)(1)	0.66		0.48	0.67	0.53	1.05		1.59
Net realized and unrealized gain (loss)	2.47		1.72	(1.10)	2.69	(0.05	)(2)	1.51
Total from investment activities	3.13		2.20	(0.43)	3.22	1.00		3.10

Distributions to shareholders from:
Net investment income	(0.91)		(0.62)	(1.45)	(1.59)	(1.21)		(1.59)
Net realized gain	—		(0.12)	(0.64)	(0.09)	—		—
Return of Capital	—		(1.21)	(0.13)	—	(0.47)		(0.14)
Total distributions	(0.91)		(1.95)	(2.22)	(1.68)	(1.68)		(1.73)
Net Asset Value, end of period	$20.73		$18.51	$18.26	$20.91	$19.37		$20.05

Total Return (%)	17.26	(3)	13.13	(1.76)	17.09	6.07		17.30

Total Return at Market Price (%)	16.82	(3)	11.80	(1.46)	17.47	6.41		17.21

Ratios to Average Net Assets
Expenses (%)(4)	2.51	(5)	2.49	1.30	1.18	1.25		2.21
Interest expense (%)	1.41	(5)	1.39	0.20	0.08	0.15		1.11
Expenses excluding interest expense (%)(4)	1.10	(5)	1.10	1.10	1.10	1.10		1.10
Net investment income (loss) (%)	6.76	(5)	2.68	3.58	2.54	5.71		8.02

Supplemental Data
Net Assets at end of period (000’s)	$201,052		$145,291	$93,139	$85,739	$55,214		$46,124
Portfolio turnover (%)(6)	5	(3)	44	71	85	76		52

(1)  Per share numbers have been calculated using the average shares method.

(2)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions and short sales related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2024 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein are for the Saba Closed-End Funds ETF (the “Fund”).

The Saba Closed-End Funds ETF is classified as a diversified investment company under the 1940 Act.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund’s investment objective is to seek to provide capital appreciation and dividend income. The Fund commenced operations on March 20, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, closed-end funds, ETFs, and exchange traded futures contracts are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).The following is a summary of the valuations as of May 31, 2024 for the Fund based upon the three levels defined above:

Saba Closed-End Funds ETF	Level 1	Level 2	Level 3	Total
Investments
Closed-End Funds(a)	$242,758,311	$—	$—	$242,758,311
Exchange-Traded Funds(a)	19	—	—	19
Total Investments	242,758,330	—	—	242,758,330
Other Financial Instruments(b)
Futures Contracts	(44,412)	—	—	(44,412)
Total	$242,713,918	$—	$—	$242,713,918

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. The amount presented reflects the net amount included on the Schedule of Investments, futures contracts. The Statement of Assets and Liabilities reflects the one day variation margin payable/receivable.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(e) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2024, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Short Sales

Short sales are transactions under which the Fund, or an underlying closed-end fund in which the Fund invests (an “Underlying Fund”), sells a security it does not own in anticipation of a decline in the value of that security and/or hedge against a raise in interest rates. To complete such a transaction, the Fund or an Underlying Fund must borrow the security to make delivery to the buyer. The Fund or Underlying Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or Underlying Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund or Underlying Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as interest expense for securities sold short. To borrow the security, the Fund or Underlying Fund also may

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

be required to pay a premium or an interest fee, which is also recorded as interest expense for securities sold short. Cash and/or securities are segregated for the broker to meet the necessary margin requirements. The Fund or an Underlying Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price. During the period ended May 31, 2024 the Fund did not hold any short positions.

(g) Futures Contracts

The Fund, directly or through an Underlying Fund, may utilize futures contracts to hedge against a rise in interest rates. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward of approximately 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation margin” will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed. As of May 31, 2024, the Fund held futures contracts.

A margin deposit held at one counterparty for the futures contracts is included in “Deposit at broker for futures contracts” on the Statement of Assets and Liabilities.

(h) Distributions to Shareholders

The Fund pays out dividends from its net investment income, if any, monthly and distributes its net capital gains, if any, to investors at least annually. In so doing, the Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. This rate is based on the Sub-Adviser’s (as defined below) annual projection of income and forecast of interest rates for the upcoming year. Thus, the rate will vary from year to year. Further, the rate may be adjusted at any time during a given year. The Sub-Adviser monitors the Fund’s distributions, the expected cash flow from investments and other metrics in determining whether to adjust the distribution rate during the course of a year. A portion of the distributions made by the Fund may be treated as return of capital for tax purposes (as discussed further below). One or more additional distributions may be made generally in December or after the Fund’s fiscal year-end to comply with applicable law.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Saba Capital Management, L.P. (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews and administers the investment program of the Fund, subject to the supervision of the Adviser and the oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1.01% on up to $500 million in assets; 1.02% on the next $500 million; 1.04% on amounts over $1 billion.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, securities sold short, and short-term investments, for the period ended May 31, 2024 were as follows. These purchases and sales transactions amounts differ from the amounts disclosed on the Statement of Cash Flows primarily due to the re-characterization of capital gain.

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$65,524,570	$10,709,121

Purchases and sales of in-kind transactions for the period ended May 31, 2024 were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$—	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Fund of Funds Risk. Because the Fund is a “fund of funds,” its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests (referred to herein as “acquired fund fees and expenses”), including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times, certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment may also decline because of factors that affect a particular

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

industry or industries, such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

As of the tax year ended November 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Saba Closed-End Funds ETF	$(34,367)	$—	$—	$5,900,465	$5,866,098

At May 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Saba Closed-End Funds ETF	$215,991,404	$30,441,842	$(3,674,916)	$26,766,926

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended November 30, 2023, the Fund deferred the following Post-October capital losses.

Fund	Ordinary	Short-Term	Long-Term	Total Amount
Saba Closed-End Funds ETF	$—	$(258,977)	$224,610	$(34,367)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2024 (Unaudited)

Note 8 – Credit Facility

Effective March 14, 2017, the Fund entered into a committed line of credit facility (the “LOC”) with BNP Paribas used for cash management purposes, such as providing liquidity for investments and redemptions of Creation Units, and leverage. Under the current terms of the LOC, the Fund is allowed to borrow an amount set daily by BNP Paribas that floats depending on the mix of securities held as collateral and of the cash pledged. As of May 31, 2024, the market value of securities and cash pledged as collateral was $107,011,610 and $0, respectively. These securities are noted in the Schedule of Investments and the value of cash pledged as collateral is reflected as Due from broker and any outstanding borrowing is reflected as Credit Facility Receivable/Payable on the Statement of Assets and Liabilities. The interest rate charged on borrowings on the LOC is the Overnight Bank Funding Rate plus a spread of 125 basis points (1.25%). The interest rate at May 31, 2024 was 6.62%. The average interest rate, the average daily loan balance, and the amount recorded as interest expense for line of credit for the 183 days the Fund had outstanding borrowings under the LOC were 6.57%, $36,169,236, and $1,216,875, respectively, for the period ended May 31, 2024. The maximum amount borrowed during the period ended May 31, 2024, was $46,799,087. As of May 31, 2024, the Fund had $41,384,373 in outstanding borrowings.

Assets permitted as investment collateral include any cash, securities, and other investments. The LOC agreement can be terminated by the Fund or lender upon delivery of written notice to the other party.

Note 9 – Derivatives and Hedging Disclosures

ASB’s ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the period ended May 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held as of May 31, 2024 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Asset and Liabilities Location	Value*	Statement of Asset and Liabilities Location	Value*
Interest rate contracts	Unrealized appreciation on open futures contracts	$67,415	Unrealized depreciation on open futures contracts	$111,827

*   Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effects of the Fund’s derivative instruments on the Statement of Operations for the period ended May 31, 2024 are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$1,361,322

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$325,218

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2024 (Unaudited)

The quarterly average volume of derivative instruments for the period ended May 31, 2024 are as follows:

Risk Exposure	Derivative	Number of Contracts
Interest rate contracts	Short futures contracts	(689)

Note 10 – Disclosures about Offsetting Assets and Liabilities

ASC 815 Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund has standard contracts governing most derivative transactions between the Fund and each of its counterparties and intends to mitigate credit risk with respect to over the counter derivatives. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

During the period ended May 31, 2024, the Fund’s only derivative activity was the use of exchange-traded futures. Under a Futures Agreement the Futures Commission Merchant (“FCM”) generally has the right, in the event that the fund defaults, to liquidate the fund’s open positions and to use those proceeds and any related collateral posted by the fund to satisfy the fund’s obligations to the FCM. Such setoff provisions are considered “one-sided” or “asymmetrical” in that, although the FCM has the right to setoff against the fund in the event of a fund default, the fund does not have a corresponding right to offset its assets and liabilities with the FCM in the event of a default by the FCM. A Futures Agreement with “one-sided” setoff provisions does not meet the definition of an enforceable master netting (or similar) agreement in that the reporting entity has no right of set off. As such, futures would not be considered in-scope for purposes of ASU 2011-11’s balance sheet offsetting disclosures.

Note 11 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 12 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2024 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value December 1, 2023	Ending Account Value May 31, 2024	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Saba Closed-End Funds ETF
Actual Performance	$1,000.00	$1,172.60	2.51%	$13.63
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	2.51%	$12.63

(1)  Interest expense totaled 1.41% of average net assets for the six months ended May 31, 2024. Had these expenses not been included, the ratio of expenses to average net assets would have been 1.10%.

(2)  Expenses paid during the period are equal to the Fu8nd’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	May 31, 2024 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and managing the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2024 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Saba Capital Management, L.P.

405 Lexington Avenue, 58th Floor

New York, NY 10174

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.sabaetf.com or the SEC’s website at www.sec.gov or by calling toll-free (888) 615-4310.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (888) 615-4310 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.sabaetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/19/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/19/2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/19/2024